UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number:
 811-23226

Listed Funds Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Kent Barnes
U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

Registrant's telephone number, including area code: (414) 765-6511

Copies to:

Laura E. Flores
John McGuire
Morgan Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, D.C. 20004-2541

Date of fiscal year end: May 31

Date of reporting period: February 29, 2020

 Item 1. Schedule of Investments.

Wahed FTSE USA Shariah ETF
Schedule of Investments
February 29, 2020 (Unaudited)
	Number of Shares	Value
COMMON STOCKS — 99.7%
Administrative and Support Services — 1.4%
Booking Holdings, Inc. (a)	133	$225,523
FleetCor Technologies, Inc. (a)	272	72,295
Gartner, Inc. (a)	287	37,135
Robert Half International, Inc.	359	18,097
Rollins, Inc.	448	16,773
		369,823
Air Transportation — 0.2%
Alaska Air Group, Inc.	97	4,895
Delta Air Lines, Inc.	515	23,757
Southwest Airlines Co.	423	19,538
United Airlines Holdings, Inc. (a)	197	12,133
		60,323
Ambulatory Health Care Services — 0.3%
DaVita, Inc. (a)	312	24,218
Quest Diagnostics, Inc.	423	44,863
		69,081
Apparel Manufacturing — 0.8%
Lululemon Athletica, Inc. (a)(b)	378	82,181
PVH Corp.	231	17,119
Ralph Lauren Corp.	151	15,932
Under Armour, Inc. - Class A (a)	599	8,500
Under Armour, Inc. - Class C (a)	608	7,588
VF Corp.	980	70,560
		201,880
Beverage and Tobacco Product Manufacturing — 0.5%
Coca-Cola European Partners PLC (b)	556	28,334
Keurig Dr. Pepper, Inc.	635	17,704
Monster Beverage Corp. (a)	1,225	76,452
		122,490
Chemical Manufacturing — 17.5%
Abbott Laboratories	5,524	425,514
Air Products & Chemicals, Inc.	708	155,484
Albemarle Corp.	337	27,584
Alexion Pharmaceuticals, Inc. (a)	684	64,316
Allergan PLC	1,057	201,538
Biogen, Inc. (a)	574	177,016
BioMarin Pharmaceutical, Inc. (a)	568	51,330
CF Industries Holdings, Inc.	733	27,018
Church & Dwight Co., Inc.	783	54,434
Dow, Inc.	2,396	96,822
DuPont de Nemours, Inc.	2,357	101,115
FMC Corp.	408	37,985
International Flavors & Fragrances, Inc.	341	40,845
Jazz Pharmaceuticals PLC (a)(b)	174	19,937
Johnson & Johnson	8,512	1,144,694
Linde PLC (b)	1,724	329,301
Merck & Co., Inc.	8,153	624,194
Perrigo Co. PLC (b)	391	19,820
Pfizer, Inc.	17,877	597,449
PPG Industries, Inc.	759	79,278
Regeneron Pharmaceuticals, Inc. (a)	258	114,699
The Estee Lauder Cos., Inc. - Class A	695	127,602
The Mosaic Co.	1,105	18,818
Westlake Chemical Corp.	102	5,699
		4,542,492

Clothing and Clothing Accessories Stores — 1.7%
Foot Locker, Inc.	340	12,325
Nordstrom, Inc.	344	11,937
Ross Stores, Inc.	1,136	123,574
The Gap, Inc.	691	9,902
The TJX Cos., Inc.	3,913	233,997
Tiffany & Co.	383	51,165
		442,900
Computer and Electronic Product Manufacturing — 28.7% (c)
Advanced Micro Devices, Inc. (a)	3,303	150,221
Agilent Technologies, Inc.	989	76,222
Analog Devices, Inc.	1,179	128,570
Apple, Inc.	14,255	3,896,747
Danaher Corp.	1,969	284,678
Eaton Corp. PLC	1,321	119,841
Flex Ltd. (a)	1,624	18,043
Fortive Corp.	935	64,665
HP, Inc.	4,732	98,378
Intel Corp.	13,971	775,670
Jabil, Inc.	472	15,128
Juniper Networks, Inc.	1,060	22,493
Marvell Technology Group Ltd.	2,122	45,199
Medtronic PLC (b)	4,311	433,988
Micron Technology, Inc. (a)	3,529	185,484
NXP Semiconductors NV (b)	885	100,616
Roper Technologies, Inc.	322	113,247
Seagate Technology PLC	840	40,278
Sensata Technologies Holding PLC (a)	493	20,114
Texas Instruments, Inc.	3,016	344,246
Thermo Fisher Scientific, Inc.	1,275	370,770
Trimble, Inc. (a)	832	32,847
Varian Medical Systems, Inc. (a)	284	34,924
Waters Corp. (a)	198	38,588
Western Digital Corp.	949	52,726
		7,463,683
Construction of Buildings — 0.7%
D.R. Horton, Inc.	1,061	56,519
Lennar Corp. - Class A	883	53,280
NVR, Inc. (a)	10	36,672
PulteGroup, Inc.	798	32,080
Toll Brothers, Inc.	405	14,997
		193,548
Couriers and Messengers — 0.4%
FedEx Corp.	771	108,842

Data Processing, Hosting and Related Services — 0.2%
Hewlett Packard Enterprise Co.	4,185	53,526

Electrical Equipment, Appliance and Component Manufacturing — 0.4%
Acuity Brands, Inc.	126	12,960
Rockwell Automation, Inc.	363	66,611
Whirlpool Corp.	193	24,677
		104,248
Fabricated Metal Product Manufacturing — 0.7%
Emerson Electric Co.	1,957	125,463
Stanley Black & Decker, Inc.	480	68,976
		194,439

Food Manufacturing — 1.3%
Archer-Daniels-Midland Co.	1,773	66,753
Bunge Ltd.	438	20,564
Mondelez International, Inc. - Class A	4,537	239,554
		326,871
Funds, Trusts and Other Financial Vehicles — 0.2%
Garmin Ltd. (b)	469	41,455

General Merchandise Stores — 1.2%
Burlington Stores, Inc. (a)	205	44,333
Dollar Tree, Inc. (a)	756	62,771
Kohl's Corp.	508	19,888
Macy's, Inc.	986	13,045
Target Corp.	1,599	164,697
		304,734
Health and Personal Care Stores — 1.5%
CVS Health Corp.	4,127	244,236
Ulta Beauty, Inc. (a)	177	45,505
Walgreens Boots Alliance, Inc.	2,414	110,464
		400,205
Leather and Allied Product Manufacturing — 1.4%
NIKE, Inc. - Class B	3,785	338,304
Tapestry, Inc.	885	20,753
		359,057
Machinery Manufacturing — 2.1%
Applied Materials, Inc.	2,944	171,105
Baker Hughes, a GE Co.	2,080	33,467
Cummins, Inc.	477	72,166
Flowserve Corp.	420	16,880
IDEX Corp.	237	35,076
Ingersoll-Rand PLC	771	99,490
National Oilwell Varco, Inc.	1,228	22,976
Pentair PLC (b)	526	20,719
Snap-on, Inc.	172	24,897
Xylem, Inc.	565	43,697
		540,473
Management of Companies and Enterprises — 0.1%
Xerox Holdings Corp.	569	18,322

Merchant Wholesalers, Durable Goods — 3.0%
3M Co.	1,800	268,632
Arrow Electronics, Inc. (a)	258	17,301
Copart, Inc. (a)	642	54,236
Fastenal Co.	1,813	62,041
Genuine Parts Co.	445	38,822
Henry Schein, Inc. (a)	463	28,215
Johnson Controls International PLC	2,502	91,498
KLA Corp.	518	79,622
LKQ Corp. (a)	977	28,900
Mohawk Industries, Inc. (a)	194	23,503
TE Connectivity Ltd. (b)	1,055	87,428
		780,198
Merchant Wholesalers, Nondurable Goods — 4.6%
AmerisourceBergen Corp.	482	40,642
Ashland Global Holdings, Inc.	189	13,521
Capri Holdings Ltd. (a)(b)	447	11,541
Cardinal Health, Inc.	927	48,315
LyondellBasell Industries NV - Class A	845	60,384

McKesson Corp.	580	81,119
The Procter & Gamble Co.	7,930	897,914
Tractor Supply Co.	382	33,811
		1,187,247
Mining (except Oil and Gas) — 1.0%
Freeport-McMoRan, Inc.	4,640	46,214
Martin Marietta Materials, Inc.	200	45,506
Newmont Goldcorp Corp.	2,619	116,886
Southern Copper Corp. (b)	263	8,850
Vulcan Materials Co.	421	50,630
		268,086
Miscellaneous Manufacturing — 3.6%
Align Technology, Inc. (a)	242	52,841
Baxter International, Inc.	1,541	128,627
DENTSPLY SIRONA, Inc.	737	36,290
Edwards Lifesciences Corp. (a)	660	135,194
Hasbro, Inc.	397	30,668
Intuitive Surgical, Inc. (a)	368	196,497
STERIS PLC	266	42,193
Stryker Corp.	1,094	208,506
Teleflex, Inc.	150	50,253
The Cooper Cos., Inc.	157	50,958
		932,027
Motor Vehicle and Parts Dealers — 0.1%
Advance Auto Parts, Inc.	210	27,926

Nonstore Retailers — 0.1%
WW Grainger, Inc.	137	38,023

Oil and Gas Extraction — 1.6%
Cabot Oil & Gas Corp.	1,270	17,691
Cimarex Energy Co.	312	10,312
Concho Resources, Inc.	635	43,193
Devon Energy Corp.	1,226	19,910
EOG Resources, Inc.	1,866	118,043
Occidental Petroleum Corp.	2,865	93,800
Phillips 66	1,434	107,349
		410,298
Other Information Services — 0.1%
Yandex NV - Class A (a)(b)	931	37,808

Paper Manufacturing — 0.1%
Packaging Corp. of America	297	26,914

Petroleum and Coal Products Manufacturing — 5.7%
Chevron Corp.	6,108	570,121
Exxon Mobil Corp.	13,602	699,687
HollyFrontier Corp.	472	15,897
Marathon Oil Corp.	2,570	21,279
Marathon Petroleum Corp.	2,054	97,401
Valero Energy Corp.	1,329	88,046
		1,492,431
Primary Metal Manufacturing — 0.4%
Corning, Inc.	2,421	57,765
Nucor Corp.	975	40,316
Steel Dynamics, Inc.	651	17,336
		115,417

Professional, Scientific and Technical Services — 4.1%
Amdocs Ltd.	429	27,349
Cerner Corp.	995	68,924
Cognizant Technology Solutions Corp. - Class A	1,774	108,090
F5 Networks, Inc. (a)	189	22,670
GoDaddy, Inc.- Class A (a)	548	38,349
International Business Machines Corp.	2,849	370,797
International Paper Co.	1,260	46,570
Omnicom Group, Inc.	706	48,911
Paychex, Inc.	1,043	80,812
ServiceNow, Inc. (a)	595	194,024
The Interpublic Group of Cos., Inc.	1,229	26,251
VMware, Inc. - Class A (a)	237	28,563
		1,061,310
Publishing Industries (Except Internet) — 6.7%
Activision Blizzard, Inc.	2,410	140,093
Adobe, Inc. (a)	1,556	537,007
Akamai Technologies, Inc. (a)	507	43,861
ANSYS, Inc. (a)	265	64,180
Autodesk, Inc. (a)	697	133,044
Cadence Design Systems, Inc. (a)	888	58,732
Citrix Systems, Inc.	395	40,839
News Corp. - Class A	1,230	14,852
News Corp. - Class B	387	4,814
NortonLifeLock, Inc.	1,821	34,654
Paycom Software, Inc. (a)	150	42,398
PTC, Inc. (a)	322	24,327
Salesforce.com, Inc. (a)	2,699	459,910
Synopsys, Inc. (a)	484	66,758
Workday, Inc. - Class A (a)	513	88,877
		1,754,346
Rail Transportation — 0.8%
Kansas City Southern	321	48,368
Norfolk Southern Corp.	831	151,533
		199,901
Support Activities for Agriculture and Forestry — 0.2%
Corteva, Inc.	2,404	65,389

Support Activities for Mining — 2.0%
ConocoPhillips	3,518	170,341
Diamondback Energy, Inc.	512	31,744
Halliburton Co.	2,732	46,335
Helmerich & Payne, Inc.	340	12,543
Hess Corp.	858	48,202
Noble Energy, Inc.	1,515	23,983
Pioneer Natural Resources Co.	521	63,968
Schlumberger Ltd.	4,462	120,876
		517,992
Support Activities for Transportation — 0.3%
CH Robinson Worldwide, Inc.	430	29,627
Expeditors International of Washington, Inc.	546	38,449
		68,076
Telecommunications — 0.3%
ResMed, Inc.	444	70,578

Transportation Equipment Manufacturing — 1.9%
Aptiv PLC (b)	821	64,128
Autoliv, Inc. (b)	275	18,351
BorgWarner, Inc.	650	20,540
Gentex Corp.	809	21,600
Lear Corp.	190	21,128

Tesla, Inc. (a)	463	309,280
Westinghouse Air Brake Technologies Corp.	570	39,159
		494,186
Truck Transportation — 0.2%
JB Hunt Transport Services, Inc.	269	25,942
Old Dominion Freight Line, Inc.	207	40,117
		66,059
Utilities — 1.6%
Atmos Energy Corp.	366	37,789
Avangrid, Inc.	178	8,845
Edison International	1,091	73,304
Exelon Corp.	3,015	129,977
MDU Resources Group, Inc.	635	17,609
PG&E Corp. (a)	1,696	26,288
Pinnacle West Capital Corp.	355	31,769
Public Service Enterprise Group, Inc.	1,635	83,892
		409,473
TOTAL COMMON STOCKS (Cost $26,885,205)		25,942,077

TOTAL INVESTMENTS — 99.7% (Cost $26,885,205)		25,942,077
Other assets and liabilities, net — 0.3%		76,877
NET ASSETS — 100.0%		$26,018,954

Percentages are stated as a percent of net assets.

PLC	Public Limited Company
(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels.
Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs
(including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The Fund did not hold any investments during the period with significant unobservable inputs which would be classified as Level 3.

The following is a summary of the inputs used to value the Fund’s investments carried at fair value as of February 29, 2020:
	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks*	$25,942,077	$-	$-	$25,942,077
Total Investments in Securities	$25,942,077	$-	$-	$25,942,077

* See the Schedule of Investments for industry classifications.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Listed Funds Trust

By (Signature and Title)*	/s/ Gregory Bakken
Gregory Bakken, President and Principal Executive Officer

Date	04/27/2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Gregory Bakken
Gregory Bakken, President and Principal Executive Officer

Date	04/27/2020

By (Signature and Title)*	/s/ Travis Babich
Travis Babich, Treasurer and Principal Financial Officer

Date	04/27/2020

*	Print the name and title of each signing officer under his or her signature.